REPORTING ENTITY AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REPORTING ENTITY AND GOING CONCERN
Net loss	$ (3,577,639)	$ (2,505,582)	$ (4,541,430)
Net working capital deficiency	(10,835,953)	(8,957,856)	(2,942,853)
Net cash used in operating activities	(398,456)	(317,170)	(330,067)
Stockholders' deficit	(10,792,789)	(8,914,692)	(7,611,453)	$ (6,974,250)
Net cash used in finance activities	$ 403,488	$ 313,789	$ 332,101